Financial Instruments - Maturity analysis (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets and liabilities [Line Items]
Loans	£ (306)	£ (313)
Lease liability	(18,617)	(13,583)
Lease liability	(22,109)	(16,253)
Total carrying amount	(48,585)	(70,767)
More Than 5 Years
Disclosure of financial assets and liabilities [Line Items]
Lease liability	(4,003)	(3,930)
Liquidity risk
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables	(29,662)	(47,732)
Trade and other payables, contractual cash flows	(29,662)	(47,732)
Loans	(306)	(313)
Loans, contractual cash flows	(318)	(325)
Lease liability	(18,617)	(13,583)
Lease liability	(22,109)	(16,254)
Other advances from joint operation partners		(9,139)
Other advances from joint operation partners, contractual cash flows		(9,139)
Total carrying amount	(48,585)	(70,767)
Total contractual cash flows	(52,089)	(73,450)
Liquidity risk | Demand and Less Than 3 Months
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables, contractual cash flows	(29,007)	(47,355)
Loans, contractual cash flows	(1)	(1)
Lease liability	(812)	(619)
Other advances from joint operation partners, contractual cash flows		(1,572)
Total contractual cash flows	(29,820)	(49,547)
Liquidity risk | From 3 to 12 Months
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables, contractual cash flows	(655)	0
Loans, contractual cash flows	(2)	(2)
Lease liability	(2,587)	(2,022)
Other advances from joint operation partners, contractual cash flows		(6,870)
Total contractual cash flows	(3,244)	(8,894)
Liquidity risk | From 12 Months to 2 Years
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables, contractual cash flows	0	(377)
Loans, contractual cash flows	(2)	(2)
Lease liability	(3,661)	(2,576)
Other advances from joint operation partners, contractual cash flows		(697)
Total contractual cash flows	(3,663)	(3,652)
Liquidity risk | From 2 to 5 Years
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables, contractual cash flows	0	0
Loans, contractual cash flows	(313)	(320)
Lease liability	(11,046)	(7,107)
Other advances from joint operation partners, contractual cash flows		0
Total contractual cash flows	(11,359)	(7,427)
Liquidity risk | More Than 5 Years
Disclosure of financial assets and liabilities [Line Items]
Trade and other payables, contractual cash flows	0	0
Loans, contractual cash flows	0	0
Lease liability	(4,003)	(3,930)
Other advances from joint operation partners, contractual cash flows		0
Total contractual cash flows	£ (4,003)	£ (3,930)